SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Write-off of inventory		$ 379	$ 565	$ 573
Impairment of goodwill	2,114	2,114
Business Acquisition [Line Items]
Impairment of intangible assets	325
Number of shares excluded from calculation of diluted earnings (loss) per share		871,304	740,292
Financial Institutions [Line Items]
Tax expenses (benefits) related to uncertainties in income taxes		55	(55)	409
Related Party Transaction [Line Items]
Stock-based compensation		373	513	203
Accrued severance pay	813	813
Severance expenses		1,009	1,156	586
Advertising expense		321	114	152
Foreign exchange derivative instruments			39	410
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Stock-based compensation				19
Major Israeli And U.S. Banks [Member]
Financial Institutions [Line Items]
Cash and cash equivalents, short-term, restricted and long-term bank deposits	24,296	24,296
Other Banks [Member]
Financial Institutions [Line Items]
Cash and cash equivalents, short-term, restricted and long-term bank deposits	8,285	8,285
Perimeter [Member]
Business Acquisition [Line Items]
Projected net cash flows, period		5 years
Weighted average cost of capital rate		15.00%
Long-term growth rate		1.00%
Cyber [Member]
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Impairment of goodwill		2,114
Business Acquisition [Line Items]
Impairment of intangible assets		$ 325
Projected net cash flows, period		5 years
Weighted average cost of capital rate		15.00%
Long-term growth rate		3.00%